Balance Sheet	Jun. 30, 2021 USD ($)
ASSETS
Cash and cash equivalent	$ 978,280
Prepaid expenses	653,392
Total current assets	1,631,672
Assets Held-in-trust, Noncurrent	416,350,445
Other assets	476,172
Total assets	418,458,289
Current liabilities:
Accounts payable	64,569
Franchise tax payable	100,000
Advances from related party	5,300
Total current liabilities	169,869
Deferred underwriting fees payable	14,572,044
Class K Founder Shares derivative liability	16,550,000
Total liabilities	31,291,913
Class A Common stock subject to possible redemption, 39,960,524 shares at $10.00	416,344,120
Stockholder Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0
Additional paid-in capital	0
Accumulated Deficit	(29,178,357)
Total stockholders' equity	(29,177,744)
Total Liabilities and Stockholders' Equity	418,458,289
Common Class A [Member]
Stockholder Equity:
Common Stock, Value	113
Total stockholders' equity	113
Common Class B [Member]
Stockholder Equity:
Common Stock, Value	500
Total stockholders' equity	$ 500